UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Madison Street Partners, LLC

Address:   5613 DTC Parkway Suite 310
           Greenwood Village, CO 80111


Form 13F File Number: 028-12767


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Matthew J. Arnett
Title:  Chief Compliance Officer
Phone:  303-815-1662

Signature,  Place,  and  Date  of  Signing:

/s/ Matthew J. Arnett              Greenwood Village, CO              5/16/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              74

Form 13F Information Table Value Total:  $      327,619
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

                COLUMN 1                    COLUMN 2    COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
---------------------------------------- -------------- --------- ----------- ----------------- ---------- -------- ----------------
                                                                     VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
             NAME OF ISSUER              TITLE OF CLASS   CUSIP    (x$1000)   PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
---------------------------------------- -------------- --------- ----------- -------- --- ---- ---------- -------- ---- ------ ----
ACE LIMITED CMN                          COM            H0023R105   5821.6413    89979 SH       SOLE                SOLE      0    0
AGRIUM INC CMN                           COM            008916108  2198.46354    23829 SH       SOLE                SOLE      0    0
ALLIED WORLD ASSURANCE COMPANY*          SHS            H01531104 11166.21742   178118 SH       SOLE                SOLE      0    0
HOLDINGS, LTD CMN
ANADARKO PETROLEUM CORP CMN              COM            032511107      1433.6    17500 SH       SOLE                SOLE      0    0
ARCH COAL INC CMN                        COM            039380100       630.7    17500 SH       SOLE                SOLE      0    0
ARCHER DANIELS MIDLAND CO CMN            COM            039483102  1736.72629    48229 SH       SOLE                SOLE      0    0
ASPEN INSURANCE HOLDINGS LTD CMN         COM            G05384105  8173.93772   296587 SH       SOLE                SOLE      0    0
BABCOCK & WILCOX COMPANY (THE) CMN       COM            05615F102  1979.96808    59316 SH       SOLE                SOLE      0    0
BERKSHIRE HATHAWAY INC. CLASS B          CL B NEW       084670702    7677.234    91800 SH       SOLE                SOLE      0    0
CAPITOL FEDERAL FINANCIAL INC CMN        COM            14057J101  7608.16287   675081 SH       SOLE                SOLE      0    0
CENOVUS ENERGY INC. CMN                  COM            15135U109  2505.27684    63618 SH       SOLE                SOLE      0    0
CF INDUSTRIES HOLDINGS, INC. CMN         COM            125269100     2599.01    19000 SH       SOLE                SOLE      0    0
CURTISS-WRIGHT CORP CMN                  COM            231561101      931.21    26500 SH       SOLE                SOLE      0    0
DEERE & COMPANY CMN                      COM            244199105     2422.25    25000 SH       SOLE                SOLE      0    0
DEVON ENERGY CORPORATION (NEW) CMN       COM            25179M103      2753.1    30000 SH       SOLE                SOLE      0    0
EMPLOYERS HOLDINGS INC. CMN              COM            292218104  8952.53582   433327 SH       SOLE                SOLE      0    0
ENDURANCE SPECIALTY HLDGS LTD CMN        COM            G30397106  1891.57972    38746 SH       SOLE                SOLE      0    0
EVEREST RE GROUP LTD CMN                 COM            G3223R108  2541.96486    28827 SH       SOLE                SOLE      0    0
GLOBAL X SILVER MINERS ETF               SILVER MNR ETF 37950E853   633.82456    22492 SH       SOLE                SOLE      0    0
HCA HOLDINGS, INC. CMN                   COM            40412C101      1693.5    50000 SH       SOLE                SOLE      0    0
HERTZ GLOBAL HOLDINGS, INC. CMN          SPON ADR       42805T105   662.14932    42364 SH       SOLE                SOLE      0    0
HYPERDYNAMICS CORPORATION CMN            COM            448954107     394.086    85300 SH       SOLE                SOLE      0    0
INVESCO LTD. CMN                         COM            G491BT108  3508.16112   137252 SH       SOLE                SOLE      0    0
IPATH DOW JONES-UBS LIVESTOCK SUBINDEX   ETN            06739H743  1156.94622    35262 SH       SOLE                SOLE      0    0
TOTAL RETURN                             DJUBSLVSTK37
ISHARES MSCI JAPAN INDEX FD MARKET INDEX MSCI JAPAN     464286848      1856.7   180000 SH       SOLE                SOLE      0    0
ISHARES SILVER TRUST ETF                 ISHARES        46428Q109      1470.8    40000 SH       SOLE                SOLE      0    0
KEY ENERGY SERVICES INC CMN              COM            492914106   1392.8446    89572 SH       SOLE                SOLE      0    0
KRONOS WORLDWIDE INC CMN                 COM            50105F105    3536.225    60500 SH       SOLE                SOLE      0    0
LIBERTY GLOBAL, INC. CMN CLASS C         COM SER C      530555309 18126.14733   453267 SH       SOLE                SOLE      0    0
LIBERTY MEDIA HOLDING CORP CAPITAL CMN   COM            53071M302 17119.50827   232381 SH       SOLE                SOLE      0    0
SERIES A TRACKING STOCK
LIBERTY MEDIA-STARZ SER A TRACKING STOCK CAP COM SER A  53071M708  17741.6104   228629 SH       SOLE                SOLE      0    0
LIVE NATION ENTERTAINMENT INC CMN        COM            538034109        2000   200000 SH       SOLE                SOLE      0    0
MADISON SQUARE GARDEN, INC. CMN CLASS A  CL A           55826P100   4373.9994   162060 SH       SOLE                SOLE      0    0
MARATHON OIL CORPORATION CMN             COM            565849106     1332.75    25000 SH       SOLE                SOLE      0    0
MARKET VECTORS ETF TR- GLOBAL            AGRIBUS ETF    57060U605  6466.28748   115387 SH       SOLE                SOLE      0    0
AGRIBUSINESS ETF ETF
MARKET VECTORS ETF TRUST GOLD MINERS     GOLD MINER ETF 57060U100        3606    60000 SH       SOLE                SOLE      0    0
INDEX FD ETF FUND
MARKET VECTORS ETF TRUST JR GO CMN       JR GOLD        57060U589       784.4    20000 SH       SOLE                SOLE      0    0
                                         MINERS E
MASTERCARD INCORPORATED CMN CLASS A      CL A           57636Q104 18163.36004    72157 SH       SOLE                SOLE      0    0
MONSANTO COMPANY CMN                     COM            61166W101  1425.76206    19731 SH       SOLE                SOLE      0    0
NABORS INDUSTRIES LTD. CMN               COM            G6359F103     4526.62   149000 SH       SOLE                SOLE      0    0
NAVISTAR INTL CORP (NEW) CMN             COM            63934E108   4896.7779    70630 SH       SOLE                SOLE      0    0
NOBLE ENERGY INC CMN                     COM            655044105    1691.375    17500 SH       SOLE                SOLE      0    0
OCCIDENTAL PETROLEUM CORP CMN            COM            674599105   3135.7449    30010 SH       SOLE                SOLE      0    0
OIL STS INTL INC CMN                     COM            678026105     1713.15    22500 SH       SOLE                SOLE      0    0
PARTNERRE LTD BERMUDA CMN                COM            G6852T105  3963.90176    50024 SH       SOLE                SOLE      0    0
PHILIP MORRIS INTL INC CMN               COM            718172109  3739.85992    56984 SH       SOLE                SOLE      0    0
PLAINS EXPL & PROD CO LP CMN             COM            726505100      1086.9    30000 SH       SOLE                SOLE      0    0
PLATINUM UNDERWRITERS HLDGS CMN          COM            G7127P100  3983.14748   104572 SH       SOLE                SOLE      0    0
POTASH CORP OF SASKATCHEWAN INC          COM            73755L107   2367.2181    40170 SH       SOLE                SOLE      0    0
POWERSHARES DB AGRICULTURE FUND - ETF    DB AGRICULT FD 73936B408      2396.1    70000 SH       SOLE                SOLE      0    0
POWERSHARES WATER RES PORTF EXCHANGE     WATER RESOURCE 73935X575   706.42854    34731 SH       SOLE                SOLE      0    0
TRADED FUND
QLT INC. CMN                             COM            746927102   2548.3982   366676 SH       SOLE                SOLE      0    0
REPUBLIC AIRWAYS HOLDINGS, INC*. CMN     COM            760276105  3798.44534   590738 SH       SOLE                SOLE      0    0


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
                                                  FORM 13F INFORMATION TABLE

                COLUMN 1                    COLUMN 2    COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
---------------------------------------- -------------- --------- ----------- ----------------- ---------- -------- ----------------
                                                                     VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
             NAME OF ISSUER              TITLE OF CLASS   CUSIP    (x$1000)   PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
---------------------------------------- -------------- --------- ----------- -------- --- ---- ---------- -------- ---- ------ ----
SAKS INCORPORATED CMN                    COM            79377W108  8257.15956   730076 SH       SOLE                SOLE      0    0
SEABRIGHT HLDG INC CMN                   COM            811656107  3273.42975   319359 SH       SOLE                SOLE      0    0
SEMICONDUCTOR HOLDERS TRUST DEPOSITORY   DEP RCPT       816636203    3448.623    99700 SH       SOLE                SOLE      0    0
RECEIPTS
SOCIEDAD QUIMICA MINERAL DE CHILE S A    SPON ADR SER B 833635105  2343.90816    42416 SH       SOLE                SOLE      0    0
SPON ADR REPSTG SER B SHS
SOUTHWESTERN ENERGY CO. CMN              COM            845467109      3007.9    70000 SH       SOLE                SOLE      0    0
SPDR GOLD TRUST ETF                      GOLD SHS       78463V107     16783.2   120000 SH       SOLE                SOLE      0    0
SUNCOR ENERGY INC. CMN                   COM            867224107  5542.71724   123611 SH       SOLE                SOLE      0    0
SUPERGEN INC CMN                         COM            868059106   2933.7315   946365 SH       SOLE                SOLE      0    0
SWIFT TRANSPORTATION COMPANY CMN         CL A           87074U101   4541.1828   308924 SH       SOLE                SOLE      0    0
TW TELECOM INC. CMN CLASS A              COM            87311L104    2045.472   106535 SH       SOLE                SOLE      0    0
UNITEDHEALTH GROUP INCORPORATE*D CMN     COM            91324P102   9516.7244   210547 SH       SOLE                SOLE      0    0
URANIUM ENERGY CORP CMN                  COM            916896103  1399.37679   350721 SH       SOLE                SOLE      0    0
USEC INC CMN                             COM            90333E108    331.3904    75316 SH       SOLE                SOLE      0    0
VALERO ENERGY CORPORATION CMN            COM            91913Y100     2311.05    77500 SH       SOLE                SOLE      0    0
WABASH NATIONAL CORP. CMN                ADR            929566107   3651.2898   315310 SH       SOLE                SOLE      0    0
WELLPOINT, INC. CMN                      COM            94973V107  12403.0788   177720 SH       SOLE                SOLE      0    0
WESTPORT INNOVATIONS INC CMN             COM            960908309  1372.29932    62434 SH       SOLE                SOLE      0    0
WINN-DIXIE STORES, INC. CMN CLASS        COM NEW        974280307  3021.12678   423127 SH       SOLE                SOLE      0    0
WISDOMTREE JAPAN TOTAL DIVIDEND FUND -   JP TOTAL DIVID 97717W851       737.4    20000 SH       SOLE                SOLE      0    0
ETF
XL GROUP PLC CMN                         COM            G98290102  14553.4092   591602 SH       SOLE                SOLE      0    0
YPF SOCIEDAD ANONIMA SPONSORED ADR       SPON ADR CL D  984245100      5122.1   115000 SH       SOLE                SOLE      0    0
REPSTG CL D


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